Exploration and Evaluation Expenditures (Tables)	6 Months Ended
Dec. 31, 2021
Exploration And Evaluation Expenditures
Disclosure of exploration and evaluation asset

	California	Arkansas
	Property $	Property $	Total $

Acquisition costs:
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,336)	(1,994,528)
Balance, June 30, 2021	12,768,549	12,107,487	24,876,036
Acquisition of property	115,611	1,269,930	1,385,541
Effect of movement in foreign exchange rates	292,582	277,435	570,017
Balance, December 31, 2021	13,176,742	13,654,852	26,831,594

Exploration Costs:
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159
Other exploration costs	11,019	180,383	191,402
Effect of movement in foreign exchange rates	95,164	58,686	153,850
Balance, December 31, 2021	4,259,234	2,800,177	7,059,411

Balance, June 30, 2021	16,921,600	14,668,594	31,590,194
Balance, December 31, 2021	17,435,976	16,455,029	33,891,005